Related Party Balances and Transactions (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries incurred to key management personnel	$ 2,219,695	$ 1,564,966	$ 95,027
Professional fees incurred to the former CFO	0	159,437	84,844
Directors fees	47,385	0
Share-based compensation	12,207,690	676,078	179,227
Key management personnel compensation	$ 14,474,770	$ 2,400,481	$ 359,098